CONSOLIDATED AND COMBINED CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2021
Cash flows from operating activities:
Net income		$ 165,743	$ 198,078
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		48,699	57,305
Stock-based compensation expense		9,532	4,951
Non-cash interest expense		1,673	0
Deferred income tax		(4,725)	(2,710)
Pension settlement gain		(3,300)	(11,208)
Changes in operating assets and liabilities:
Trade receivables, net		(7,361)	(54,826)
Inventories, net		(54,757)	(105,409)
Accounts payable		(10,916)	93,382
Other operating assets and liabilities		(21,673)	12,514
Net cash provided by operating activities		122,915	192,077
Cash flows from investing activities:
Purchases of property, plant and equipment		(21,996)	(18,851)
Proceeds from sale of property, plant and equipment		4,322	1,079
Acquisition, net of cash received		0	(4,885)
Net cash used in investing activities		(17,674)	(22,657)
Cash flows from financing activities:
Proceeds from borrowings on term credit facility		1,000,000	0
Proceeds from borrowings on revolving credit facility		495,881	244
Repayments of borrowings on revolving credit facility and other		(360,000)	0
Payment of deferred financing fees and other		(4,904)	0
Payment of deferred consideration		(1,500)	0
Payment of dividends		(3,025)	0
Distributions to noncontrolling interest holders		(1,960)	(2,550)
Consideration to Former Parent in connection with the Separation		(1,200,000)	0
Transfers from (to) Former Parent, net		2,847	(173,412)
Net cash used in financing activities		(72,661)	(175,718)
Effect of foreign exchange rates on Cash and cash equivalents		(13,155)	(1,416)
Increase (decrease) in Cash and cash equivalents		19,425	(7,714)
Cash and cash equivalents, beginning of period		41,209	49,209
Cash and cash equivalents, end of period	$ 41,209	60,634	$ 41,495
ESAB Corporation [Member]
Cash flows from operating activities:
Net income	6,868
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,565
Deferred income tax	146
Changes in operating assets and liabilities:
Trade receivables, net	(666)
Inventories, net	(6,555)
Accounts payable	1,055
Other operating assets and liabilities	(1,422)
Net cash provided by operating activities	991
Cash flows from investing activities:
Purchases of property, plant and equipment	(783)
Proceeds from sale of property, plant and equipment	17
Net cash used in investing activities	(766)
Cash flows from financing activities:
Proceeds from short-term borrowings	52
Related party financing repayments, net	(4,323)
Net cash used in financing activities	(4,271)
Effect of foreign exchange rates on Cash and cash equivalents	(189)
Increase (decrease) in Cash and cash equivalents	(4,235)
Cash and cash equivalents, beginning of period	4,560	$ 325
Cash and cash equivalents, end of period	$ 325